Segment Information (Schedule Of Total Assets By Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total assets	$ 1,753.8	$ 2,017.5
Ireland [Member]
Total assets	920.0	852.6
United States [Member]
Total assets	753.8	1,081.7
Bermuda [Member]
Total assets	41.9	56.9
Rest Of World [Member]
Total assets	$ 38.1	$ 26.3